Transactions With Related Parties - Argosy Insurance Limited (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to related parties	$ 3,452		$ 3,452		$ 4,366
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Insurance premiums	2,459	$ 2,350	4,751	$ 4,934
Due to related parties	1,880		1,880		3,387
Accrued liabilities	$ 29		$ 29		$ 0